Dividends - Summary of Declared Dividends (Details) - USD ($)													3 Months Ended				12 Months Ended
	Jan. 01, 2025	Nov. 29, 2024	Nov. 26, 2024	Oct. 01, 2024	Aug. 30, 2024	Jul. 01, 2024	May 30, 2024	Apr. 01, 2024	Mar. 01, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends Payable [Line Items]
Dividends													$ 13,847,200	$ 13,773,500	$ 13,700,900	$ 13,627,200	$ 54,948,800
Ordinary Stock, Dividends Rate, Per Dollar Amount																	$ 3.23
Payments of Ordinary Dividends, Common Stock																	$ 195,000,000.0	$ 40,300,000	$ 40,000,000.0
S2024Q1 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared									Mar. 01, 2024
Payable Date								Apr. 01, 2024
S2024Q2 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared							May 30, 2024
Payable Date						Jul. 01, 2024
S2024Q3 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared					Aug. 30, 2024
Payable Date				Oct. 01, 2024
S2024Q4 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared		Nov. 29, 2024
Payable Date	Dec. 30, 2024
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividends													6,815,600	6,741,900	6,669,300	6,595,600	$ 26,822,400
Preferred Stock, Dividend Rate, Per-Dollar-Amount																	$ 2.44
Preferred Stock, Dividend Rate, Percentage		5.95%										5.95%					5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividends													3,516,000	3,516,000	3,516,000	3,516,000	$ 14,064,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount																	$ 1.41
Preferred Stock, Dividend Rate, Percentage											5.625%						5.625%	5.625%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividends													$ 3,515,600	$ 3,515,600	$ 3,515,600	$ 3,515,600	$ 14,062,400
Depositary share dividend													$ 1.40624				$ 1.40624
Depositary share interest of 1/1000th in each 5.625%										0.001%
Preferred Stock, Dividend Rate, Per-Dollar-Amount																	$ 1,406.24
Preferred Stock, Dividend Rate, Percentage										5.625%							5.625%	5.625%
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Dividends Payable [Line Items]
Depositary share interest of 1/1000th in each 5.625%			0.001%
Preferred Stock, Dividend Rate, Percentage			7.00%														7.00%	7.00%